Fees Summary	Dec. 02, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,370,000
Previously Paid Amount	0.00
Total Fee Amount	669.05
Total Offset Amount	0.00
Net Fee	669.05
Narrative - Max Aggregate Offering Price	$ 4,370,000
Final Prospectus	true